Other information by nature	12 Months Ended
Dec. 31, 2025
Additional information [abstract]
Other information by nature

8.	Other information by nature
Personnel costs for the Company for the years ended December 31, 2025, 2024 and 2023 amounted to €16.8 billion, €17.1 billion and €19.1 billion, respectively, and included costs that were capitalized mainly in connection with product development activities. Personnel costs include wages and salaries, social security contributions, share-based compensation, pension and other post-employment benefits.
For the years ended December 31, 2025, 2024 and 2023, the average number of employees within the
Company’s operations was 253,654, 259,118 and 271,292, respectively.
Amounts relating to IFRS 16 recognized in Profit before taxes
Amounts recognized within Profit before taxes were as follows:

	Years ended December 31,
(€ million)	2025	2024	2023
Depreciation of right-of-use assets	702	677	607
Interest expense on lease liabilities	95	64	63
Variable lease payments not included in the measurement of lease liabilities	2	3	3
Income from sub-leasing right-of-use assets	(158)	(138)	(109)
Expenses relating to short-term leases and to leases of low-value assets	97	219	111
Gains arising from sale and leaseback transactions	(209)	(248)	(155)
Total expense recognized in Net profit	529	577	520